6. Investments	12 Months Ended
Dec. 31, 2017
Investments Abstract
Investments
($000s)	January 1, 2017	Dispositions	Gain on disposition	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2017
Available-for-sale investments	2,765	(1,426)	718	—	(680)	2,154	(98)	3,433
Investment in associate	1,896	—	—	(106)	—	1,638	—	3,428
	4,661	(1,426)	718	(106)	(680)	3,792	(98)	6,861

($000s)	January 1, 2016	Dispositions	Gain on disposition	Gain of associates	Impairment	Additions	Other comprehensive income	December 31, 2016
Available-for-sale investments	2,731	(700)	278	—	—	—	456	2,765
Investment in associate	1,308	—	—	588	—	—	—	1,896
	4,039	(700)	278	588	—	—	456	4,661

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These available-for- sale financial assets are recorded at fair value of $3.4 million (2016 - $2.8 million) on the consolidated statements of financial position. During 2017 the Company received common shares of two mining companies in return for the disposition of mineral properties. These common shares had a fair value of $2.2 million at the time of receipt. Since the time of receipt these investments were impaired and a $0.7 million expense was recorded on the consolidated statement of operations and comprehensive loss. During 2017 the Company disposed of a portion of its holdings in two investments and recorded a gain of $0.7 million on the consolidated statement of operations and comprehensive loss.

During the year ended December 31, 2017, the Company recorded its proportionate share of the net loss of an investment in an associate accounted for on the equity basis of $0.1 million (2016 – $0.6 million income) within loss on investments on the consolidated statement of operations and comprehensive loss. During 2017, the Company purchased 883,200 common shares and 51,600 warrants of the associate for $1.6 million. Each warrant allowed the Company to purchase one common share of the associate for US$2.00 per share until February 14, 2018 and allows for the same purchase at US$2.25 within the period February 15, 2018 to February 13, 2019, when they expire. Subsequent to December 31, 2017, the option to purchase the common shares at US$2.00 lasped and the Company did not purchase additional shares. At December 31, 2017 the carrying value of the Company’s investment in the associate was $3.4 million (2016 - $1.9 million) on the statement of financial position.